EQUITY - Share-based payments (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 28, 2023 $ / shares	Feb. 17, 2023 CAD ($) Options $ / shares	Dec. 31, 2023 CAD ($) Options Y tranche $ / shares shares	Dec. 31, 2022 CAD ($) Options Y $ / shares
Number of Options
Opening balance			3,911,804	2,352,249
Granted			2,088,548	2,219,304
Exercised			(180,000)	(253,500)
Expired			(337,000)	(385,000)
Forfeited			(87,000)	(21,249)
Cancelled			(487,804)
Ending balance			4,908,548	3,911,804
Options that can be exercised			2,824,000	2,872,500
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares			$ 7.42	$ 7.07
Granted (in dollars per share) | $ / shares			5.51	8.13
Exercised (in dollars per share) | $ / shares			3.20	2.90
Expired (in dollars per share) | $ / shares			6.52	12.21
Forfeited (in dollars per share) | $ / shares			5.39	9.47
Cancelled (in dollars per share) | $ / shares			8.20
Ending balance (in dollars per share) | $ / shares			6.79	7.42
Options that can be exercised (in dollars per share) | $ / shares			7.64	7.22
Weighted average price at the time of exercise | $ / shares			$ 4.52	$ 7.91
Number of tranches | tranche			2
Number of shares subscribed for each option | shares			1
Average period (in years)			4 years 5 months 26 days	4 years 1 month 9 days
Share price at date of grant | $ / shares			$ 5.51	$ 8.13
Expected life | Y			4.49	4.11
Risk-free interest rate			3.11%	2.33%
Expected volatility			74.03%	81.49%
Expected dividend | $
Fair value per option | $ / shares			$ 3.22	$ 4.79
Total options to be granted			10
Share-based compensation | $			$ 3,569	$ 9,628
Amount capitalized in property, plant and equipment | $			$ 507	$ 922
2024
Number of Options
Ending balance			397,500
Options that can be exercised			397,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares			$ 4.65
2025
Number of Options
Ending balance			737,500
Options that can be exercised			737,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares			$ 3.21
2026
Number of Options
Ending balance			913,048
Options that can be exercised			460,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares			$ 12.27
2027
Number of Options
Ending balance			1,289,000
Options that can be exercised			1,229,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares			$ 8.08
2028
Number of Options
Ending balance			1,571,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares			$ 4.76
Initial Options
Weighted average exercise price
Exercise price at date of grant | $ / shares	$ 8.20
Replacement Options
Weighted average exercise price
Share price at date of grant | $ / shares		$ 8.20
Risk-free interest rate		3.79%
Expected volatility		93.00%
Expected dividend | $		$ 0
Exercise price at date of grant | $ / shares		$ 8.20
Share-based payment award, expiration period		2 years
Incremental fair value of modification | $		$ 1,036
Officers
Number of Options
Granted			600,000	525,000
Directors
Number of Options
Granted			212,500	247,500
Employees
Number of Options
Granted			800,000	682,000
Consultants
Number of Options
Granted			476,048	764,804
Consultants | Initial Options
Number of Options
Cancelled		487,804
Consultants | Replacement Options
Number of Options
Granted		453,048